BASIC AND DILUTED LOSS PER COMMON SHARE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
BASIC AND DILUTED LOSS PER COMMON SHARE
Loss and comprehensive loss for the year	$ (50,268,354)	$ (79,890,763)
Loss per share - basic	$ (0.26)	$ (0.45)
Loss per share - diluted	$ (0.26)	$ (0.45)
Weighted average number of common shares outstanding - basic	194,032,544	178,363,103
Weighted average number of common shares outstanding - diluted	194,032,544	178,363,103